United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 09, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		56
						----

Form 13F Information Table Value Total:		$459,310
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106         150     36,778  SH            SOLE                 36,778
Allegheny Energy, Inc    COM            017361106       3,522    150,000  SH            SOLE                150,000
Amkor Technologies Inc   COM	        031652100         152     21,200  SH            SOLE                 21,200
Anadarko Petroleum Corp  COM            032511107       3,121     50,000  SH            SOLE                 50,000
Anadarko Petroleum Corp  COM            032511107      24,968    400,000  SH    CALL    SOLE                400,000
Ascent Media Corp        COM ser A      043632108      13,538    530,279  SH            SOLE                530,279
BGC Partners, Inc        CL A           05541T101         535    115,815  SH            SOLE                115,815
Baldwin & Lyons Inc      CL A           057755100          60      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,146     46,543  SH            SOLE                 46,543
Blue Nile, Inc           COM            09578R103       1,001     15,800  SH    PUT     SOLE                 15,800
CSG Systems Intl Inc     COM            126349109       1,202     62,974  SH            SOLE                 62,974
Chubb Corp               COM            171232101      43,352    881,500  SH    CALL    SOLE                881,500
Cincinnati Bell Inc      COM            171871106       2,181    632,290  SH            SOLE                632,290
Citigroup Inc            COM            172967101       1,655    500,000  SH            SOLE                500,000
Clear Channel Hlds       CL A           18451C109       6,979    671,706  SH            SOLE                671,706
Comcast Corp             CL A voting    20030N101       6,449    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      10,116    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       4,896    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       2,402    150,000  SH    CALL    SOLE                150,000
Devon Energy Corporation COM            25179M103       1,529     20,800  SH            SOLE                 20,800
Devon Energy Corporation COM            25179M103      18,375    250,000  SH    CALL    SOLE                250,000
E.I Du Pont and Comp.    COM            263534109         761     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109       4,941    502,600  SH            SOLE                502,600
Exxon Mobil Corp         COM            30231G102      47,733    700,000  SH    CALL    SOLE                700,000
Fair Isaac Inc           COM            303250104       3,554    166,763  SH            SOLE                166,763
Ferro Corporation        COM            315405100      29,538  3,584,739  SH            SOLE              3,584,739
Ferro Corporation        Conv. Bond     315405AL4      14,200 16,000,000  PRN           SOLE
Flow International Corp  COM            343468104       3,162  1,026,486  SH            SOLE              1,026,486
Goldman Sachs Group Inc  COM            38141G104      63,045    373,400  SH    CALL    SOLE                373,400
Greif Inc                CL B           397624206      16,575    330,500  SH            SOLE                330,500
Horizon Lines Inc        Conv. Bond     44044KAB7         427    525,000  PRN           SOLE
Imperial Oil Limited     COM            453038408         363      9,400  SH            SOLE                  9,400
IPASS Inc                COM            46261V108       2,980  2,865,414  SH            SOLE              2,865,414
Leap Wireless Intl Inc   COM            521863308       1,249     71,153  SH            SOLE                 71,153
Liberty Global Inc       COM Ser A      530555101         233     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         233     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       2,814    117,840  SH            SOLE                117,840
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       4,776    200,000  SH    CALL    SOLE                200,000
Live Nation, INC         Conv. Bond     538034AB5       2,790  3,600,000  PRN           SOLE
Loral Space & Comm       COM            543881106       5,697    180,213  SH            SOLE                180,213
Lydall Inc               COM            550819106       1,890    362,688  SH            SOLE                362,688
M & F Worldwide Corp     COM            552541104       6,305    159,612  SH            SOLE                159,612
MTR Gaming Group Inc     COM            553769100       2,671  2,054,686  SH            SOLE              2,054,686
Maxxam Inc               COM            577913106       1,111    106,644  SH            SOLE                106,644
Mod Pac Corp             COM            607495108         650    147,462  SH            SOLE                147,462
NRG Energy Inc           COM            629377508          28      1,172  SH            SOLE                  1,172
PMA Capital Corp         CL A           693419202       1,286    204,123  SH            SOLE                204,123
Pfizer Inc               COM            717081103      12,733    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101      14,167  1,548,290  SH            SOLE              1,548,290
Reddy ICe Holdings Inc   COM            75734R105       3,735    870,519  SH            SOLE                870,519
The E.W. Scripps Company COM CL A       811054402       3,854    553,752  SH            SOLE                553,752
Telephone and Data Sys.  Com            879433100         271      8,000  SH            SOLE                  8,000
Thermadyne Holdings Corp COM            883435307       3,427    471,367  SH            SOLE                471,367
3M Company               COM            88579Y101      12,401    150,000  SH    CALL    SOLE                150,000
Waste Management Inc     COM            94106L109         122      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      42,263  1,250,000  SH    CALL    SOLE              1,250,000
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